Segment information (Tables)	3 Months Ended
Mar. 31, 2022
Segment information
Schedule of reconciliation of segment Adjusted EBITDA to Group loss before taxes from continuing operations

in EUR k	For the three months ended March 31, 2022
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,235	7,092	—	10,327

Adjusted EBITDA	1,099	812	(11,964)	(10,053)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	—	—	79	79
Additions to intangible assets	29	—	15	44

Other segment information
Depreciation and amortization	127	441	1,795	2,363
Research and development expenses	—	—	4,614	4,614

in EUR k	For the three months ended March 31, 2021
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,598	6,383	—	9,981

Adjusted EBITDA	1,497	1,054	(12,020)	(9,469)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	6	234	314	554
Additions to intangible assets	322	—	650	972

Other segment information
Depreciation and amortization	414	406	1,539	2,359
Research and development expenses	—	—	4,335	4,335

Reconciliation of segment Adjusted EBITDA to Group loss before taxes from continuing operations

For the three months ended March 31	2022	2021
Reported segment Adjusted EBITDA	1,911	2,551
Corporate expenses	(11,964)	(12,020)
	(10,053)	(9,469)
Share-based payment (true-up)/ expenses (Note 12)	1,957	(2,042)
Depreciation and amortization	(2,363)	(2,359)
Operating loss from continuing operations	(10,459)	(13,870)
Financial costs, net	(620)	(259)
Loss before taxes from continuing operations for the three months ended March 31	(11,079)	(14,129)